PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	$ 972
Balance, end of period	1,643	$ 972
Depreciation expenses	219	257
Computers
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	242
Balance, end of period	260	242
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	265
Balance, end of period	338	265
Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	207
Balance, end of period	185	207
Machinery And Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	258
Balance, end of period	860	258
Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	2,192	1,981
Additions	890	211
Balance, end of period	3,082	2,192
Cost | Computers
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	956	866
Additions	136	90
Balance, end of period	1,092	956
Cost | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	477	467
Additions	123	10
Balance, end of period	600	477
Cost | Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	345	234
Additions	2	111
Balance, end of period	347	345
Cost | Machinery And Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	414	414
Additions	629	0
Balance, end of period	1,043	414
Accumulated Depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(1,220)	(963)
Additions	(219)	(257)
Balance, end of period	(1,439)	(1,220)
Accumulated Depreciation | Computers
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(714)	(570)
Additions	(118)	(144)
Balance, end of period	(832)	(714)
Accumulated Depreciation | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(212)	(171)
Additions	(50)	(41)
Balance, end of period	(262)	(212)
Accumulated Depreciation | Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(138)	(94)
Additions	(24)	(44)
Balance, end of period	(162)	(138)
Accumulated Depreciation | Machinery And Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(156)	(128)
Additions	(27)	(28)
Balance, end of period	$ (183)	$ (156)